8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2020 $ / shares	Sep. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares
Weighted average contractual remaining life of warrants in years				1.94	1.44	1.48
Warrants
Outstanding	37,689,732	20,069,732	19,657,232
Issued	22,000,000	18,820,000	5,155,000
Exercise of options	(3,030,000)	0	0
Expired	(18,869,732)	(1,200,000)	(4,742,500)
Outstanding	37,790,000	37,689,732	20,069,732
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.13	$ 0.16	$ 0.23
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.10	0.16	0.15
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.10	0.10	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.16	0	0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.10	$ 0.13	$ 0.16
Exercise of options	3,030,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.13	$ 0.16	$ 0.16	$ 0.10	$ 0.13	$ 0.16
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.10	0.16	0.15
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares		0.20
Warrants | Expiry Date, March 6, 2020
Exercise price | $ / shares	$ 0.20	$ 0.20	$ 0.20
Outstanding	2,500,000	2,500,000	2,500,000
Issued	0	0	0
Exercise of options	0	0	0
Expired	(2,500,000)	0	0
Outstanding	0	2,500,000	2,500,000
Exercise of options	0	0	0
Warrants | Expiry Date, March 8, 2020
Exercise price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Outstanding	7,221,875	7,221,875	7,221,875
Issued	0	0	0
Exercise of options	0	0	0
Expired	(7,221,875)	0	0
Outstanding	0	7,221,875	7,221,875
Exercise of options	0	0	0
Warrants | Expiry Date, April 7, 2020
Exercise price | $ / shares	$ 0.15	$ 0.15	$ 0.15
Outstanding	3,255,000	3,255,000	3,100,000
Issued	0	0	155,000
Exercise of options	0	0	0
Expired	(3,255,000)	0	0
Outstanding	0	3,255,000	3,255,000
Exercise of options	0	0	0
Warrants | April 25, 2020
Exercise price | $ / shares	$ 0.15
Outstanding	5,000,000
Issued	0
Exercise of options	0
Expired	(5,000,000)
Outstanding	0	5,000,000
Exercise of options	0
Warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares	$ 0.20	$ 0.20	$ 0.20
Outstanding	892,857	892,857	892,857
Issued	0	0	0
Exercise of options	0	0	0
Expired	(892,857)	0	0
Outstanding	0	892,857	892,857
Exercise of options	0	0	0
Warrants | December 24, 2020
Exercise price | $ / shares	$ 0.10
Outstanding	5,000,000
Issued	0
Exercise of options	(600,000)
Expired	0
Outstanding	4,400,000	5,000,000
Exercise of options	600,000
Warrants | July 9, 2022
Exercise price | $ / shares	$ 0.10
Outstanding	13,820,000
Issued	0
Exercise of options	(1,220,000)
Expired	0
Outstanding	12,600,000	13,820,000
Exercise of options	1,220,000
Warrants | Expiry Date, February 23, 2023
Exercise price | $ / shares	$ 0.10
Outstanding	0
Issued	22,000,000
Exercise of options	(1,210,000)
Outstanding	20,790,000	0
Exercise of options	1,210,000
Warrants | Expiry Date, September 28, 2019
Exercise price | $ / shares		$ 0.20	$ 0.20
Outstanding	0	1,200,000	1,200,000
Issued		0	0
Exercise of options		0	0
Expired		(1,200,000)	0
Outstanding		0	1,200,000
Exercise of options		0	0
Warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares		$ 0.15
Outstanding	5,000,000	5,000,000
Issued		0
Exercise of options		0
Expired		0
Outstanding		5,000,000	5,000,000
Exercise of options		0
Warrants | Expiry Date, December 24, 2020
Exercise price | $ / shares		$ 0.10
Outstanding	5,000,000	0
Issued		5,000,000
Exercise of options		0
Expired		0
Outstanding		5,000,000	0
Exercise of options		0
Warrants | Expiry Date, July 9, 2022
Exercise price | $ / shares		$ 0.10
Outstanding	13,820,000	0
Issued		13,820,000
Exercise of options		0
Expired		0
Outstanding		13,820,000	0
Exercise of options		0
Warrants | Expiry Date, October 3, 2017
Exercise price | $ / shares			$ 0.40
Outstanding		0	687,000
Issued			0
Exercise of options			0
Expired			(687,000)
Outstanding			0
Exercise of options			0
Warrants | Expiry Date, October 9, 2017
Exercise price | $ / shares			$ 0.40
Outstanding		0	755,500
Issued			0
Exercise of options			0
Expired			(755,500)
Outstanding			0
Exercise of options			0
Warrants | Expiry Date, December 24, 2017
Exercise price | $ / shares			$ 1.00
Outstanding		0	300,000
Issued			0
Exercise of options			0
Expired			(300,000)
Outstanding			0
Exercise of options			0
Warrants | Expiry Date, April 29, 2018
Exercise price | $ / shares			$ 0.40
Outstanding		0	3,000,000
Issued			0
Exercise of options			0
Expired			(3,000,000)
Outstanding			0
Exercise of options			0
Warrants | Expiry Date, March 25, 2020
Exercise price | $ / shares			$ 0.15
Outstanding		5,000,000	0
Issued			5,000,000
Exercise of options			0
Expired			0
Outstanding			5,000,000
Exercise of options			0